Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred revenue	¥ 143,688	¥ 163,620
Accrued expenses and other payables	150,092	128,886
Advertising expenses in excess of deduction limit	130,720	65,674
Net operating tax loss carry forwards	1,662,884	621,035
Others	71,048	19,036
Total deferred tax assets	2,158,432	998,251
Less: valuation allowance	(2,122,077)	(977,333)	¥ (537,359)
Net deferred tax assets	36,355	20,918
Deferred tax liabilities
Acquired intangible assets (Note 24)	(82,191)	(46,112)
Total deferred tax liabilities	(82,191)	(46,112)
Movement of the aggregate valuation allowances for deferred tax assets
Balance at January 1	(977,333)	(537,359)	(293,955)
Re-measurement due to applicable preferential tax rate		105
Addition	(1,154,342)	(484,445)	(248,896)
Expiration of loss carry forward and impact of disposal of subsidiaries	9,598	44,366	5,492
Balance at December 31	¥ (2,122,077)	¥ (977,333)	¥ (537,359)